INCOME TAXES	12 Months Ended
Jul. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

5. INCOME TAXES:

     Significant components of the Company’s deferred tax assets and liabilities as of July 31, 2012 and 2011 are a result of temporary differences related to the items described as follows:

	2012		2011
	Deferred	Deferred	Deferred	Deferred
	Tax Assets	Tax Liabilities	Tax Assets	Tax Liabilities
Rental income received in advance	$182,887	$—	$75,942	$—
Unbilled receivables	—	995,691	—	546,074
Property and equipment	—	2,176,716	—	1,480,944
Unrealized gain on marketable securities	—	109,471	—	64,741
Other	416,246	—	255,817	—
	$599,133	$3,281,878	$331,759	$2,091,759

     The Company has determined, based on its history of operating earnings and expectations for the future, that it is more likely than not that future taxable income will be sufficient to fully utilize the deferred tax assets at July 31, 2012 and 2011.

     Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

Current:	2012	2011	2010
Federal	$362,463	$68,845	$315,000
State and City	291,537	205,155	95,000
Deferred taxes (benefit)
Federal	408,000	198,000	(101,000)
State and City	469,000	—	—
Total provision	$1,531,000	$472,000	$309,000

     Income taxes provided for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Continuing operations	$1,531,000	$572,000	$480,000
Discontinued operations	—	(100,000)	(171,000)
Total provision	$1,531,000	$472,000	$309,000

     Components of the deferred tax provision (benefit) for the years ended July 31, 2012, 2011 and 2010 consist of the following:

	2012	2011	2010
Book depreciation exceeding tax depreciation	$695,771	$357,354	$10,372
Reduction (increase) of rental income received in advance	(106,944)	(14,795)	104,739
Increase (decrease) in unbilled receivables	449,617	(108,692)	(187,274)
Other	(161,444)	(35,867)	(28,837)
	$877,000	$198,000	$(101,000)

     For the year ended July 31, 2012, deferred tax expense is $877,000, of which $ 469,000 is due to a change in the expected calculation of New York State and New York City taxes. Historically, the Company has calculated the aforementioned taxes based on capital; as such, the taxes were considered franchise taxes and were not included when calculating deferred taxes. Currently, management expects future taxes for New York State and New York City to be calculated based on income. Due to a move from a tax based on capital to a calculation based on income, the Company increased the deferred tax asset, deferred tax liability, and deferred taxes on unrealized gain on available-for-sale securities by $145,000, $641,000, and $27,000, respectively, at July 31, 2012, with the charge to deferred tax expense for $469,000.

     Taxes provided for the years ended July 31, 2012, 2011 and 2010 differ from amounts which would result from applying the federal statutory tax rate to pre-tax income, as follows:

	2012	2011	2010
Income before income taxes	$2,801,353	$1,002,302	$741,207
Dividends received deduction	(7,992)	(8,412)	(14,214)
Other-net	8,023	9,792	5,546
Adjusted pre-tax income	$2,801,384	$1,003,682	$732,539
Statutory rate	34%	34%	34%
Income tax provision at statutory rate	$869,586	$336,598	$246,300
State and City income taxes, net of federal income tax benefit	192,414	135,402	62,700
State and City deferred income taxes	469,000	—	—
Income tax provision	$1,531,000	$472,000	$309,000

     For the year ended July 31, 2012, the Company utilized a $121,103 federal net operating loss carry forward, resulting in a current federal benefit in the income tax provision of $41,175.

     The Company evaluates the effect of uncertain tax positions in accordance with the provisions of GAAP. The Company records interest and penalties relating to its tax returns and provisions as interest expense and administrative and general expenses, respectively.

     The Company’s tax returns through the year ended July 31, 2006 have been audited by the various taxing authorities. Generally tax returns filed are subject to audit for three years by the appropriate taxing jurisdictions.

     In December 2011, the Internal Revenue Service (IRS) issued new Temporary Regulations that provide guidance on amounts paid to improve tangible property and acquire or produce tangible property, as well as guidance regarding the disposition of property and the expensing of supplies and materials (commonly referred to as the “Repair” Regulations), which are generally effective for taxable years beginning on or after January 1, 2012. The finalized regulations are effective for the Company’s fiscal year ending July 31, 2013. The Company is currently in the process of assessing the impact the new regulations will have on its tax obligations for fiscal 2013 and beyond, and at this time does not anticipate that it will have a material impact on the Company’s consolidated results of operations, cash flows or financial position.